Property, Plant and Equipment - Summary of Depreciation of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 1,304	$ 1,325
Freight Transportation and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	137	15
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,008	1,016
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	344	259
General And Administrative Expense1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	40	35
Depreciation Expense Included in Income Statement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,529	1,325
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 161	$ 108